UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Barclays Bank Plc
           -------------------------------------------
Address:   12 East 49th Street
           New York, NY 10017
           -------------------------------------------

Form  13F  File  Number:  28-5494
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ David S. Jones
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-415-5960
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ David S. Jones                    New York, NY                    11/14/2001
------------------                    ------------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-5494          Barclays Bank


         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           32
                                              -----------

Form  13F  Information  Table  Value  Total:  $   151,647
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          13F File Number  Name
_________    28-5494          Barclays Bank

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AOL TIME WARNER INC            COM              00184A105     5857  176975 SH  SOLE 176975              0      0    0
AIR PRODS & CHEMS INC          COM              009158106     3863  100130 SH  SOLE 100130              0      0    0
ALCOA INC                      COM              013817101     4086  131780 SH  SOLE 131780              0      0    0
AMERICAN HOME PRODS CORP       COM              026609107     4860   83440 SH  SOLE 83440               0      0    0
AMERICAN INTL GROUP INC        COM              026874107     5241   67202 SH  SOLE 67202               0      0    0
AMGEN INC                      COM              031162100     5125   87215 SH  SOLE 87215               0      0    0
APPLIED MATLS INC              COM              038222105     2855  100400 SH  SOLE 100400              0      0    0
BANK OF AMERICA CORPORATION    COM              060505104     5702   97640 SH  SOLE 97640               0      0    0
BRISTOL MYERS SQUIBB CO        COM              110122108     4474   80530 SH  SOLE 80530               0      0    0
CHEVRON CORPORATION            COM              166751107     4785   56465 SH  SOLE 56465               0      0    0
CISCO SYS INC                  COM              17275R102     2434  199915 SH  SOLE 199915              0      0    0
CITIGROUP INC                  COM              172967101     7826  193255 SH  SOLE 193255              0      0    0
DUKE ENERGY CORP               COM              264399106     3519   92975 SH  SOLE 92975               0      0    0
EXXON MOBIL CORP               COM              30231G102     8304  210774 SH  SOLE 210774              0      0    0
GENERAL ELEC CO                COM              369604103     3761  101125 SH  SOLE 101125              0      0    0
HOME DEPOT INC                 COM              437076102     2362   61580 SH  SOLE 61580               0      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101     7420   80905 SH  SOLE 80905               0      0    0
J P MORGAN CHASE & CO          COM              46625H100     4694  137455 SH  SOLE 137455              0      0    0
JOHNSON & JOHNSON              COM              478160104     5126   92535 SH  SOLE 92535               0      0    0
KIMBERLY CLARK CORP            COM              494368103     4247   68500 SH  SOLE 68500               0      0    0
MCGRAW HILL COS INC            COM              580645109      267    4600 SH  SOLE 4600                0      0    0
MICROSOFT CORP                 COM              594918104     4168   81470 SH  SOLE 81470               0      0    0
PEPSICO INC                    COM              713448108     5181  106825 SH  SOLE 106825              0      0    0
PFIZER INC                     COM              717081103     8495  211860 SH  SOLE 211860              0      0    0
PHILIP MORRIS COS INC          COM              718154107     5270  109152 SH  SOLE 109152              0      0    0
PROCTER & GAMBLE CO            COM              742718109     4772   65560 SH  SOLE 65560               0      0    0
SBC COMMUNICATIONS INC         COM              78387G103     4224   89650 SH  SOLE 89650               0      0    0
SPDR TR                        UNIT SER 1       78462F103     2445   23414 SH  SOLE 23414               0      0    0
TYCO INTL LTD NEW              COM              902124106     5326  117055 SH  SOLE 117055              0      0    0
VERIZON COMMUNICATIONS         COM              92343V104     5832  107795 SH  SOLE 107795              0      0    0
WAL MART STORES INC            COM              931142103     3322   67115 SH  SOLE 67115               0      0    0
WELLS FARGO & CO NEW           COM              949746101     5789  130245 SH  SOLE 130245              0      0    0